Finance income (costs), net	12 Months Ended
Jun. 30, 2024
Finance income (costs), net
Finance income (costs), net

10.    Finance income (costs), net

Finance expenses, net consists of the following:

	Year ended June 30,
(in € thousands)	2022	2023	2024
Finance costs
Interest expenses on revolving credit facility	(386)	(401)	(1,861)
Interest expenses on leases	(612)	(2,417)	(2,916)
Total Finance costs	(998)	(2,818)	(4,777)

Other interest income	—	358	5
Total Finance income	—	358	5
Finance income (costs), net	(998)	(2,460)	(4,772)

Further information on interest expenses on leases can be found in Note 16.